June 6, 2003


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus Municipal Cash Management Plus      811-6172; 33-36821
      Dreyfus New York Municipal Cash Management  811-6395; 33-42431
      Dreyfus Tax Exempt Cash Management          811-3954; 2-89275


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on May 29, 2003, pursuant to Rule 485(b). Please address any comments or questions to the attention of the undersigned at
(212) 922-8297.

                                          Very truly yours,


                                          /s/ Donna Geoghan

                                          Donna Geoghan